Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

June 30, 2019

TP1-QTLY-0819
1.816017.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	$9,740,000	$9,735,306
2.95% 7/15/26	17,000,000	16,874,321
3.6% 2/17/23	18,261,000	18,947,199
4.45% 4/1/24	1,246,000	1,341,817
4.5% 3/9/48	46,200,000	47,332,482
4.9% 6/15/42	5,000,000	5,284,911
6.2% 3/15/40	7,609,000	9,229,921
BellSouth Capital Funding Corp. 7.875% 2/15/30	323,000	406,643
CenturyLink, Inc. 6.15% 9/15/19	6,362,000	6,390,629
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,474,394
4.862% 8/21/46	9,169,000	10,671,172
5.012% 4/15/49	32,701,000	38,900,685
		185,589,480
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	5,430,000	5,950,931
5.95% 4/1/41	3,798,000	4,982,951
The Walt Disney Co. 7.75% 12/1/45 (a)	8,012,000	13,386,798
		24,320,680
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	17,244,000	18,114,149
4.908% 7/23/25	11,592,000	12,577,912
5.375% 5/1/47	57,517,000	60,520,573
5.75% 4/1/48	1,341,000	1,472,016
6.484% 10/23/45	4,328,000	5,094,843
Comcast Corp.:
3.9% 3/1/38	2,900,000	3,055,565
4.6% 8/15/45	7,666,000	8,704,003
4.65% 7/15/42	6,849,000	7,870,517
Fox Corp.:
3.666% 1/25/22 (a)	2,109,000	2,178,844
4.03% 1/25/24 (a)	3,708,000	3,942,268
4.709% 1/25/29 (a)	5,366,000	5,986,299
5.476% 1/25/39 (a)	5,291,000	6,241,959
5.576% 1/25/49 (a)	3,511,000	4,280,143
Time Warner Cable, Inc.:
4% 9/1/21	26,820,000	27,520,993
4.5% 9/15/42	16,841,000	15,823,638
5.5% 9/1/41	5,140,000	5,384,015
6.55% 5/1/37	27,672,000	31,947,278
7.3% 7/1/38	8,498,000	10,305,465
		231,020,480

TOTAL COMMUNICATION SERVICES		440,930,640

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.7%
General Motors Financial Co., Inc.:
3.15% 1/15/20	22,728,000	22,772,547
3.5% 7/10/19	25,326,000	25,331,104
4% 1/15/25	6,368,000	6,463,711
4.25% 5/15/23	6,420,000	6,634,920
4.375% 9/25/21	47,623,000	49,156,498
		110,358,780
Specialty Retail - 0.1%
The Home Depot, Inc. 3.9% 12/6/28	15,000,000	16,536,255

TOTAL CONSUMER DISCRETIONARY		126,895,035

CONSUMER STAPLES - 1.8%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	39,508,386
4.7% 2/1/36	27,598,000	30,348,594
4.9% 2/1/46	26,869,000	29,736,236
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	15,345,000	16,235,010
5.45% 1/23/39	13,750,000	16,273,125
5.55% 1/23/49	31,424,000	38,233,581
5.8% 1/23/59 (Reg. S)	33,115,000	41,354,012
		211,688,944
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,256,589
3.3% 11/18/21	5,048,000	5,148,047
		9,404,636
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	3,096,000	3,180,958
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950,000	4,953,218
4% 1/31/24	7,188,000	7,529,329
9.25% 8/6/19	1,502,000	1,511,418
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	14,362,000	14,780,950
4.25% 7/21/25 (a)	14,362,000	15,062,681
		43,837,596

TOTAL CONSUMER STAPLES		268,112,134

ENERGY - 6.0%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	9,064,000	9,501,749
6.5% 4/1/20	2,937,000	3,021,874
Halliburton Co.:
3.8% 11/15/25	3,469,000	3,635,737
4.85% 11/15/35	3,029,000	3,227,637
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	6,624,000	4,835,520
8.95% 4/1/45 (b)	3,503,000	2,276,950
		26,499,467
Oil, Gas & Consumable Fuels - 5.8%
Alberta Energy Co. Ltd. 8.125% 9/15/30	12,496,000	16,594,264
Amerada Hess Corp.:
7.3% 8/15/31	3,906,000	4,792,386
7.875% 10/1/29	11,595,000	14,661,414
Anadarko Finance Co. 7.5% 5/1/31	14,043,000	18,613,713
Anadarko Petroleum Corp.:
4.85% 3/15/21	11,301,000	11,695,872
5.55% 3/15/26	15,058,000	16,917,870
6.2% 3/15/40	7,169,000	8,652,906
6.45% 9/15/36	6,500,000	7,985,097
6.6% 3/15/46	16,438,000	21,333,482
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,997,000	8,120,302
Cenovus Energy, Inc. 4.25% 4/15/27	14,108,000	14,589,239
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	13,307,000	13,396,126
4.5% 6/1/25	4,048,000	4,349,942
DCP Midstream LLC:
4.75% 9/30/21 (a)	10,774,000	11,043,350
5.35% 3/15/20 (a)	9,273,000	9,400,504
DCP Midstream Operating LP:
3.875% 3/15/23	11,543,000	11,629,573
4.95% 4/1/22	1,048,000	1,087,300
5.6% 4/1/44	11,144,000	10,475,360
Duke Energy Field Services 6.45% 11/3/36 (a)	3,753,000	3,940,650
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	4,545,000	4,756,343
Enable Midstream Partners LP 3.9% 5/15/24 (b)	4,259,000	4,313,571
Enbridge Energy Partners LP:
4.2% 9/15/21	7,420,000	7,647,956
4.375% 10/15/20	4,351,000	4,449,511
Enbridge, Inc.:
4% 10/1/23	7,775,000	8,166,235
4.25% 12/1/26	4,821,000	5,237,720
Energy Transfer Partners LP:
4.2% 9/15/23	3,200,000	3,353,515
4.25% 3/15/23	2,811,000	2,933,436
4.5% 4/15/24	3,700,000	3,927,920
4.95% 6/15/28	10,919,000	11,932,463
5.25% 4/15/29	6,019,000	6,731,015
5.8% 6/15/38	6,088,000	6,769,020
6% 6/15/48	23,965,000	27,326,116
6.25% 4/15/49	4,134,000	4,893,291
Enterprise Products Operating LP:
2.55% 10/15/19	1,568,000	1,567,499
3.7% 2/15/26	8,000,000	8,464,897
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	11,802,000	12,120,338
3.5% 3/1/21	2,994,000	3,039,925
6.55% 9/15/40	674,000	833,622
Kinder Morgan, Inc.:
5% 2/15/21 (a)	3,749,000	3,887,537
5.55% 6/1/45	7,124,000	8,237,660
Marathon Petroleum Corp. 5.125% 3/1/21	5,891,000	6,149,660
MPLX LP:
4.5% 7/15/23	5,421,000	5,748,114
4.8% 2/15/29	3,046,000	3,353,219
4.875% 12/1/24	7,206,000	7,840,449
5.5% 2/15/49	9,137,000	10,337,816
Nakilat, Inc. 6.067% 12/31/33 (a)	4,492,000	5,221,950
Nexen, Inc. 6.2% 7/30/19	1,865,000	1,870,390
Occidental Petroleum Corp. 3.125% 2/15/22	8,096,000	8,219,004
Petrobras Global Finance BV:
5.75% 2/1/29	23,185,000	24,182,882
6.25% 3/17/24	1,950,000	2,132,910
7.25% 3/17/44	43,316,000	48,161,978
Petroleos Mexicanos:
3.5% 1/30/23	4,530,000	4,298,744
4.5% 1/23/26	18,373,000	16,826,545
4.625% 9/21/23	20,680,000	20,318,307
4.875% 1/24/22	2,315,000	2,309,213
4.875% 1/18/24	11,437,000	11,179,096
5.375% 3/13/22	3,625,000	3,652,369
5.5% 1/21/21	12,842,000	12,999,315
5.5% 6/27/44	7,252,000	5,825,169
5.625% 1/23/46	16,203,000	13,051,517
6% 3/5/20	2,593,000	2,621,037
6.375% 1/23/45	34,338,000	29,375,088
6.5% 3/13/27	12,190,000	12,064,443
6.5% 6/2/41	30,272,000	26,851,264
6.75% 9/21/47	77,444,000	68,697,668
6.875% 8/4/26	12,000,000	12,100,800
Phillips 66 Partners LP 2.646% 2/15/20	1,144,000	1,144,063
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	3,840,000	3,892,663
3.65% 6/1/22	9,156,000	9,375,112
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	4,900,000	5,254,521
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,361,891
Southeast Supply Header LLC 4.25% 6/15/24 (a)	4,893,000	5,063,217
Southwestern Energy Co. 6.2% 1/23/25 (b)	3,470,000	3,166,375
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	3,930,000	4,175,079
The Williams Companies, Inc.:
3.7% 1/15/23	21,420,000	22,130,648
4.55% 6/24/24	43,972,000	47,353,367
Western Gas Partners LP:
4.5% 3/1/28	1,000,000	997,210
4.65% 7/1/26	3,288,000	3,332,188
4.75% 8/15/28	3,189,000	3,224,238
5.375% 6/1/21	26,549,000	27,422,747
Williams Partners LP:
3.6% 3/15/22	5,146,000	5,282,792
3.9% 1/15/25	1,767,000	1,852,180
4% 11/15/21	5,125,000	5,290,516
4.125% 11/15/20	1,086,000	1,105,513
4.3% 3/4/24	9,499,000	10,084,989
4.5% 11/15/23	2,564,000	2,736,892
		885,504,088

TOTAL ENERGY		912,003,555

FINANCIALS - 18.3%
Banks - 8.6%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (a)	5,082,000	5,547,162
Bank of America Corp.:
3.004% 12/20/23 (b)	89,202,000	90,802,000
3.3% 1/11/23	17,511,000	18,051,419
3.419% 12/20/28 (b)	12,034,000	12,392,285
3.5% 4/19/26	23,702,000	24,810,630
3.705% 4/24/28 (b)	57,919,000	60,828,981
3.864% 7/23/24 (b)	37,687,000	39,530,884
3.95% 4/21/25	11,886,000	12,456,381
4.2% 8/26/24	9,221,000	9,803,406
4.25% 10/22/26	13,023,000	13,907,440
Barclays PLC:
2.75% 11/8/19	10,895,000	10,883,935
4.375% 1/12/26	16,037,000	16,596,202
5.088% 6/20/30 (b)	20,198,000	20,646,928
BB&T Corp. 3.95% 3/22/22	1,495,000	1,554,243
Citigroup, Inc.:
2.4% 2/18/20	4,295,000	4,294,870
2.7% 10/27/22	32,987,000	33,240,457
3.142% 1/24/23 (b)	35,705,000	36,292,250
3.352% 4/24/25 (b)	13,701,000	14,146,297
3.875% 3/26/25	15,450,000	16,114,464
4.05% 7/30/22	17,108,000	17,844,827
4.3% 11/20/26	33,686,000	35,759,367
4.4% 6/10/25	8,521,000	9,093,699
4.45% 9/29/27	44,000,000	47,415,038
5.5% 9/13/25	41,845,000	47,370,405
Citizens Bank NA 2.55% 5/13/21	4,543,000	4,553,140
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	13,446,000	13,897,020
4.3% 12/3/25	14,216,000	15,032,113
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	14,209,000	14,230,665
3.75% 3/26/25	14,200,000	14,822,118
3.8% 9/15/22	21,720,000	22,508,864
3.8% 6/9/23	24,953,000	25,867,901
Credit Suisse New York Branch 5.4% 1/14/20	1,200,000	1,217,289
Discover Bank 7% 4/15/20	8,150,000	8,427,945
Fifth Third Bancorp:
3.5% 3/15/22	529,000	544,166
8.25% 3/1/38	1,976,000	2,920,086
HSBC Holdings PLC:
4.25% 3/14/24	6,829,000	7,206,064
5.25% 3/14/44	2,847,000	3,333,682
Huntington Bancshares, Inc. 7% 12/15/20	3,772,000	4,013,753
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	12,637,000	12,671,335
5.71% 1/15/26 (a)	15,816,000	16,000,871
JPMorgan Chase & Co.:
2.95% 10/1/26	27,415,000	27,895,887
3.875% 9/10/24	63,143,000	66,350,821
4.125% 12/15/26	82,369,000	88,122,114
4.452% 12/5/29 (b)	45,000,000	50,047,447
KeyCorp. 5.1% 3/24/21	519,000	542,572
Rabobank Nederland 4.375% 8/4/25	22,047,000	23,349,978
Regions Bank 6.45% 6/26/37	17,814,000	22,540,836
Regions Financial Corp. 3.2% 2/8/21	8,246,000	8,333,842
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	84,637,000	89,821,439
6% 12/19/23	55,589,000	60,513,584
6.1% 6/10/23	35,400,000	38,416,895
6.125% 12/15/22	46,525,000	50,175,713
Synchrony Bank 3% 6/15/22	11,585,000	11,667,325
UniCredit SpA 6.572% 1/14/22 (a)	16,324,000	17,348,394
		1,321,757,429
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	16,754,000	17,207,923
4.25% 2/15/24	6,246,000	6,632,490
Ares Capital Corp. 4.2% 6/10/24	24,601,000	24,867,439
Deutsche Bank AG 4.5% 4/1/25	31,499,000	30,311,564
Deutsche Bank AG New York Branch:
3.15% 1/22/21	14,920,000	14,815,594
3.3% 11/16/22	27,090,000	26,619,539
5% 2/14/22	26,480,000	27,287,833
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	122,458,000	123,431,010
3.2% 2/23/23	42,500,000	43,478,554
3.691% 6/5/28 (b)	19,000,000	19,621,933
3.75% 2/25/26	15,000,000	15,651,518
4.25% 10/21/25	18,041,000	19,131,012
5.15% 5/22/45	9,000,000	10,285,151
6.75% 10/1/37	24,427,000	31,968,406
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,838,426
Moody's Corp.:
3.25% 1/15/28	6,120,000	6,202,601
4.875% 2/15/24	5,747,000	6,307,756
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 3.5215% 7/22/22 (b)(c)	7,556,000	7,603,814
3.125% 1/23/23	48,584,000	49,662,450
3.125% 7/27/26	18,543,000	18,887,898
3.7% 10/23/24	10,237,000	10,796,016
3.737% 4/24/24 (b)	36,000,000	37,524,746
4.1% 5/22/23	4,810,000	5,061,357
4.431% 1/23/30 (b)	42,904,000	47,498,581
4.875% 11/1/22	34,494,000	36,924,900
5% 11/24/25	67,744,000	74,953,283
5.625% 9/23/19	453,000	456,142
5.75% 1/25/21	13,341,000	14,009,373
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	15,000,000	15,606,282
UBS AG Stamford Branch:
2.35% 3/26/20	3,650,000	3,651,717
2.375% 8/14/19	10,750,000	10,748,495
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	7,279,000	7,764,041
		769,807,844
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	4,647,000	4,736,645
4.125% 7/3/23	11,309,000	11,756,335
4.45% 12/16/21	8,619,000	8,949,753
4.45% 4/3/26	9,067,000	9,563,186
4.875% 1/16/24	14,599,000	15,707,766
Capital One Financial Corp. 3.8% 1/31/28	11,899,000	12,291,905
Discover Financial Services:
3.85% 11/21/22	5,998,000	6,252,317
3.95% 11/6/24	20,006,000	21,035,558
4.1% 2/9/27	6,618,000	6,890,882
4.5% 1/30/26	13,655,000	14,655,197
5.2% 4/27/22	5,649,000	6,046,632
Ford Motor Credit Co. LLC:
5.085% 1/7/21	8,602,000	8,862,044
5.584% 3/18/24	18,213,000	19,507,842
5.596% 1/7/22	17,796,000	18,843,220
5.875% 8/2/21	10,438,000	11,003,303
Synchrony Financial:
3% 8/15/19	2,509,000	2,509,374
3.75% 8/15/21	11,146,000	11,355,234
3.95% 12/1/27	20,674,000	20,640,710
4.25% 8/15/24	6,992,000	7,281,667
4.375% 3/19/24	6,648,000	6,958,252
5.15% 3/19/29	19,113,000	20,585,588
		245,433,410
Diversified Financial Services - 1.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	4,463,000	4,523,697
3.95% 7/1/24 (a)	5,928,000	6,073,710
4.375% 5/1/26 (a)	7,174,000	7,383,481
5.25% 5/15/24 (a)	7,009,000	7,488,346
AXA Equitable Holdings, Inc. 3.9% 4/20/23	2,700,000	2,811,958
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,383,229
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309,000	8,371,632
3.875% 8/15/22	7,497,000	7,697,496
4.125% 6/15/26	9,908,000	10,238,020
4.125% 5/15/29	2,190,000	2,287,018
Cigna Corp.:
4.125% 11/15/25 (a)	6,516,000	6,920,106
4.375% 10/15/28 (a)	16,819,000	18,139,028
4.8% 8/15/38 (a)	10,472,000	11,275,463
4.9% 12/15/48 (a)	10,462,000	11,376,991
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	17,000,000	18,325,660
Pine Street Trust I:
4.572% 2/15/29 (a)	16,535,000	17,310,449
5.568% 2/15/49 (a)	16,600,000	17,930,565
Voya Financial, Inc. 3.125% 7/15/24	7,231,000	7,347,560
		168,884,409
Insurance - 2.0%
American International Group, Inc.:
3.3% 3/1/21	3,455,000	3,500,845
3.75% 7/10/25	24,959,000	26,116,855
4.875% 6/1/22	10,692,000	11,459,924
Aon Corp. 5% 9/30/20	1,681,000	1,736,593
Aon PLC 4% 11/27/23	13,880,000	14,609,533
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (a)	586,000	619,251
4.569% 2/1/29 (a)	13,589,000	14,928,918
6.5% 3/15/35 (a)	4,626,000	5,887,102
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	11,667,000	12,892,301
4.75% 3/15/39	5,354,000	6,136,110
4.8% 7/15/21	6,399,000	6,651,655
4.9% 3/15/49	10,654,000	12,704,231
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	7,265,000	7,825,618
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.93% 5/28/21 (a)(b)(c)	76,100,000	76,093,026
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	3,585,000	4,781,675
Pacific LifeCorp 5.125% 1/30/43 (a)	6,960,000	7,728,483
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,535,510
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	6,800,000	7,281,100
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	20,529,000	23,996,621
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	5,417,000	5,832,995
Unum Group:
3.875% 11/5/25	6,934,000	7,168,282
4% 6/15/29	12,182,000	12,483,304
5.625% 9/15/20	6,243,000	6,477,301
5.75% 8/15/42	16,558,000	19,106,209
		297,553,442

TOTAL FINANCIALS		2,803,436,534

HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	8,691,000	8,684,007
Health Care Providers & Services - 2.0%
Cigna Corp. 3.75% 7/15/23 (a)	13,476,000	14,022,798
CVS Health Corp.:
3.7% 3/9/23	7,600,000	7,845,826
3.875% 7/20/25	12,304,000	12,848,296
4.1% 3/25/25	30,666,000	32,325,830
4.3% 3/25/28	75,612,000	79,689,752
4.78% 3/25/38	15,854,000	16,524,165
5.05% 3/25/48	23,309,000	24,790,623
Elanco Animal Health, Inc.:
3.912% 8/27/21	2,772,000	2,831,296
4.272% 8/28/23	8,751,000	9,181,022
4.9% 8/28/28	3,685,000	4,113,523
HCA Holdings, Inc.:
4.25% 10/15/19	8,360,000	8,393,851
4.75% 5/1/23	665,000	708,778
5.875% 3/15/22	795,000	868,902
6.5% 2/15/20	48,719,000	49,838,998
Medco Health Solutions, Inc. 4.125% 9/15/20	6,781,000	6,908,392
Toledo Hospital:
5.325% 11/15/28	5,658,000	6,189,496
6.015% 11/15/48	20,461,000	23,802,249
		300,883,797
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	24,068,000	24,566,509
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	12,709,000	13,439,136
Mylan NV:
3.15% 6/15/21	18,562,000	18,560,702
3.95% 6/15/26	7,170,000	6,919,027
Perrigo Finance PLC 3.5% 12/15/21	1,336,000	1,327,889
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	13,805,000	13,776,331
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	10,375,000	9,843,281
2.8% 7/21/23	2,079,000	1,803,533
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,233,438
		92,469,846

TOTAL HEALTH CARE		402,037,650

INDUSTRIALS - 0.6%
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481,000	1,481,736
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,327,000	1,369,352
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/20	10,000,000	9,975,777
3% 9/15/23	2,742,000	2,747,174
3.375% 6/1/21	7,347,000	7,459,204
3.75% 2/1/22	14,192,000	14,501,484
3.875% 4/1/21	9,939,000	10,152,027
4.25% 2/1/24	16,784,000	17,698,372
4.25% 9/15/24	11,015,000	11,642,328
4.75% 3/1/20	11,103,000	11,261,479
		85,437,845
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,028,155

TOTAL INDUSTRIALS		91,317,088

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	13,100,000	14,119,229
6.02% 6/15/26 (a)	4,516,000	4,980,183
		19,099,412
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,866,252

TOTAL INFORMATION TECHNOLOGY		26,965,664

MATERIALS - 0.3%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29	1,778,000	1,918,669
5% 4/1/49	3,095,000	3,509,496
The Dow Chemical Co. 4.55% 11/30/25 (a)	13,459,000	14,652,347
		20,080,512
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,780,600
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	5,781,000	6,019,466
6.75% 10/19/75 (a)(b)	6,773,000	7,727,993
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	4,291,000	4,443,867
4.5% 8/1/47 (a)	4,355,000	4,702,039
		25,673,965

TOTAL MATERIALS		45,754,477

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	2,747,000	2,748,092
4.6% 4/1/22	3,840,000	4,047,099
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,199,000	3,309,783
American Tower Corp. 2.8% 6/1/20	20,800,000	20,846,546
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452,000	2,484,776
Boston Properties, Inc. 4.5% 12/1/28	10,587,000	11,748,249
Camden Property Trust:
2.95% 12/15/22	4,368,000	4,439,914
4.25% 1/15/24	5,830,000	6,222,803
Corporate Office Properties LP:
3.6% 5/15/23	5,166,000	5,200,216
3.7% 6/15/21	3,614,000	3,648,532
5% 7/1/25	9,038,000	9,681,373
5.25% 2/15/24	3,576,000	3,830,555
DDR Corp.:
3.625% 2/1/25	6,752,000	6,828,881
4.25% 2/1/26	8,756,000	9,102,483
4.625% 7/15/22	2,433,000	2,533,812
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,157,966
3.625% 4/15/23	2,844,000	2,940,843
3.75% 12/1/24	2,012,000	2,104,344
3.875% 10/15/22	4,799,000	4,993,557
4.375% 6/15/22	16,339,000	17,179,275
Equity One, Inc. 3.75% 11/15/22	14,800,000	15,355,013
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,920,000
4.75% 7/15/20	3,181,000	3,235,454
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,825,390
HCP, Inc.:
3.25% 7/15/26 (d)	1,576,000	1,582,181
3.4% 2/1/25	8,000,000	8,174,677
3.5% 7/15/29 (d)	1,802,000	1,809,781
3.875% 8/15/24	11,000,000	11,526,971
Health Care REIT, Inc. 4% 6/1/25	4,568,000	4,810,273
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,756,509
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,730,036
Hudson Pacific Properties LP 4.65% 4/1/29	21,592,000	23,176,064
Lexington Corporate Properties Trust 4.4% 6/15/24	4,644,000	4,779,190
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	21,493,000	22,319,113
4.5% 1/15/25	7,666,000	7,994,486
4.5% 4/1/27	47,782,000	49,944,367
4.75% 1/15/28	16,603,000	17,574,224
4.95% 4/1/24	4,203,000	4,447,543
5.25% 1/15/26	17,049,000	18,453,227
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,933,000	2,918,755
5% 12/15/23	2,268,000	2,358,576
Store Capital Corp. 4.625% 3/15/29	5,227,000	5,571,388
Ventas Realty LP:
3.125% 6/15/23	3,753,000	3,821,337
3.5% 2/1/25	4,466,000	4,621,400
4% 3/1/28	5,939,000	6,256,569
4.125% 1/15/26	4,675,000	4,945,019
4.375% 2/1/45	2,395,000	2,439,441
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,154,797
WP Carey, Inc.:
3.85% 7/15/29	3,524,000	3,568,495
4% 2/1/25	16,448,000	16,982,445
4.6% 4/1/24	14,578,000	15,382,723
		420,484,543
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	15,492,000	16,058,767
3.95% 11/15/27	11,576,000	11,930,384
4.1% 10/1/24	13,138,000	13,682,365
4.55% 10/1/29	13,844,000	14,588,032
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	21,607,420
Digital Realty Trust LP:
3.95% 7/1/22	9,978,000	10,395,641
4.75% 10/1/25	4,899,000	5,366,346
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,539,262
Liberty Property LP:
3.25% 10/1/26	5,521,000	5,514,864
3.375% 6/15/23	5,984,000	6,136,161
4.125% 6/15/22	5,436,000	5,663,678
4.75% 10/1/20	11,362,000	11,620,523
Mack-Cali Realty LP:
3.15% 5/15/23	17,484,000	16,177,919
4.5% 4/18/22	13,296,000	13,098,894
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,752,960
Post Apartment Homes LP 3.375% 12/1/22	2,286,000	2,342,236
Tanger Properties LP:
3.125% 9/1/26	8,757,000	8,348,293
3.75% 12/1/24	10,351,000	10,457,802
3.875% 12/1/23	5,403,000	5,518,082
3.875% 7/15/27	20,071,000	19,972,282
		207,771,911

TOTAL REAL ESTATE		628,256,454

UTILITIES - 1.8%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	18,863,000	19,040,313
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	7,495,000	7,996,559
6.4% 9/15/20 (a)	22,531,000	23,497,310
FirstEnergy Corp.:
4.25% 3/15/23	51,531,000	54,117,509
7.375% 11/15/31	26,360,000	36,076,425
IPALCO Enterprises, Inc.:
3.45% 7/15/20	23,457,000	23,597,478
3.7% 9/1/24	5,444,000	5,632,633
LG&E and KU Energy LLC 3.75% 11/15/20	1,357,000	1,376,650
NV Energy, Inc. 6.25% 11/15/20	1,666,000	1,751,406
TECO Finance, Inc. 5.15% 3/15/20	3,680,000	3,750,250
		176,836,533
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	3,331,000	3,436,392
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	15,202,000	16,342,150
Emera U.S. Finance LP:
2.7% 6/15/21	3,436,000	3,446,838
3.55% 6/15/26	2,743,000	2,806,457
		22,595,445
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6299% 9/30/66 (b)(c)	41,270,000	38,587,450
3 month U.S. LIBOR + 2.825% 5.1549% 6/30/66 (b)(c)	7,574,000	7,195,300
Puget Energy, Inc.:
6% 9/1/21	9,422,000	10,067,968
6.5% 12/15/20	2,803,000	2,957,234
Sempra Energy 6% 10/15/39	5,386,000	6,527,380
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(c)	7,726,000	6,373,950
		71,709,282

TOTAL UTILITIES		274,577,652

TOTAL NONCONVERTIBLE BONDS
(Cost $5,811,455,216)		6,020,286,883

U.S. Treasury Obligations - 25.5%
U.S. Treasury Bills, yield at date of purchase 2.26% to 2.27% 12/5/19	950,000,000	941,620,644
U.S. Treasury Bonds:
2.5% 2/15/46 (e)	$55,520,000	$55,155,650
3% 2/15/49 (f)	558,875,000	612,928,691
U.S. Treasury Notes:
1.625% 5/15/26	218,147,900	214,560,390
2% 8/15/25	167,514,000	169,032,096
2.125% 11/30/24	12,481,000	12,688,692
2.25% 12/31/24	16,866,000	17,255,367
2.25% 2/15/27 (g)	170,579,000	174,696,883
2.25% 8/15/27	202,461,000	207,229,906
2.625% 12/31/23	226,900,000	235,337,844
2.625% 2/15/29	839,924,000	885,233,961
3.125% 11/15/28	335,594,000	367,894,923
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,784,533,608)		3,893,635,047

U.S. Government Agency - Mortgage Securities - 26.5%
Fannie Mae - 11.5%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (b)(c)	21,612	22,555
12 month U.S. LIBOR + 1.479% 4.395% 5/1/33 (b)(c)	4,593	4,786
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	7,561	7,880
12 month U.S. LIBOR + 1.495% 4.51% 1/1/35 (b)(c)	23,817	24,800
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (b)(c)	69,504	72,707
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(c)	9,650	10,104
12 month U.S. LIBOR + 1.594% 4.485% 5/1/36 (b)(c)	45,559	47,692
12 month U.S. LIBOR + 1.617% 4.583% 3/1/33 (b)(c)	17,478	18,233
12 month U.S. LIBOR + 1.626% 4.434% 7/1/35 (b)(c)	236,306	247,287
12 month U.S. LIBOR + 1.641% 4.375% 9/1/36 (b)(c)	14,269	14,914
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (b)(c)	19,887	20,981
12 month U.S. LIBOR + 1.666% 4.564% 11/1/36 (b)(c)	328,267	344,001
12 month U.S. LIBOR + 1.718% 4.42% 5/1/35 (b)(c)	37,206	38,852
12 month U.S. LIBOR + 1.719% 4.572% 6/1/42 (b)(c)	46,148	47,754
12 month U.S. LIBOR + 1.721% 3.547% 7/1/43 (b)(c)	931,103	968,363
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (b)(c)	62,813	65,800
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (b)(c)	48,800	50,715
12 month U.S. LIBOR + 1.752% 4.733% 3/1/40 (b)(c)	56,308	59,043
12 month U.S. LIBOR + 1.800% 4.554% 7/1/41 (b)(c)	48,081	50,309
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (b)(c)	86,768	90,265
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (b)(c)	19,263	20,136
12 month U.S. LIBOR + 1.812% 4.612% 12/1/40 (b)(c)	1,184,003	1,237,902
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(c)	14,201	14,826
12 month U.S. LIBOR + 1.818% 4.586% 7/1/41 (b)(c)	26,078	27,235
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (b)(c)	87,041	90,858
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (b)(c)	163,541	172,207
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (b)(c)	16,887	17,671
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (b)(c)	15,696	16,497
12 month U.S. LIBOR + 1.878% 4.797% 3/1/36 (b)(c)	150,954	158,739
12 month U.S. LIBOR + 1.900% 4.801% 7/1/37 (b)(c)	63,803	67,378
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	120,873	127,326
6 month U.S. LIBOR + 1.313% 3.938% 5/1/34 (b)(c)	195,484	201,495
6 month U.S. LIBOR + 1.383% 4.316% 9/1/33 (b)(c)	189,213	195,153
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35(b)(c)	40,410	41,853
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (b)(c)	45,271	46,900
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (b)(c)	30,617	31,756
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (b)(c)	3,070	3,180
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (b)(c)	3,653	3,789
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (b)(c)	544	568
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (b)(c)	6,661	6,990
6 month U.S. LIBOR + 2.460% 5.375% 3/1/36 (b)(c)	203,915	213,334
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	14,533	15,318
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.938% 8/1/36 (b)(c)	449,579	474,203
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (b)(c)	43,836	46,047
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	51,010	53,554
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.908% 7/1/34 (b)(c)	48,728	51,228
U.S. TREASURY 1 YEAR INDEX + 2.475% 5.073% 5/1/35 (b)(c)	58,983	61,970
2.5% 8/1/23 to 8/1/43	57,887,877	58,171,052
2.5% 7/1/34 (d)	14,800,000	14,896,290
2.5% 7/1/34 (d)	18,150,000	18,268,086
2.5% 7/1/34 (d)	15,600,000	15,701,495
2.5% 7/1/34 (d)	10,400,000	10,467,663
2.5% 7/1/34 (d)	10,400,000	10,467,663
2.5% 7/1/34 (d)	15,575,000	15,676,333
2.5% 7/1/34 (d)	12,475,000	12,556,164
2.5% 7/1/34 (d)	15,600,000	15,701,495
2.5% 7/1/34 (d)	18,150,000	18,268,086
2.5% 7/1/34 (d)	10,400,000	10,467,663
2.5% 7/1/34 (d)	12,475,000	12,556,164
2.5% 7/1/34 (d)	10,400,000	10,467,663
3% 11/1/26 to 12/1/46	464,293,681	473,673,839
3% 7/1/34 (d)	3,800,000	3,873,533
3% 7/1/49 (d)	5,175,000	5,217,845
3% 7/1/49 (d)	10,375,000	10,460,898
3% 7/1/49 (d)	16,725,000	16,863,471
3% 7/1/49 (d)	27,850,000	28,080,579
3% 7/1/49 (d)	27,850,000	28,080,579
3% 7/1/49 (d)	5,175,000	5,217,845
3% 7/1/49 (d)	24,850,000	25,055,741
3.25% 12/1/41	10,067	10,350
3.4% 7/1/42 to 9/1/42	216,822	223,444
3.5% 1/1/26 to 2/1/57	321,987,173	333,342,543
3.5% 7/1/34 (d)	3,800,000	3,921,492
3.5% 7/1/49 (d)	22,100,000	22,592,485
3.5% 7/1/49 (d)	32,375,000	33,096,457
3.5% 7/1/49 (d)	5,000,000	5,111,422
3.525% 5/1/42	5,586	5,831
3.65% 5/1/42 to 8/1/42	122,937	127,894
3.9% 4/1/42	14,921	15,700
4% 11/1/31 to 7/1/48	315,109,809	330,396,945
4% 7/1/49 (d)	200,000	206,691
4% 7/1/49 (d)	200,000	206,691
4.025% 6/1/42	28,317	30,011
4.25% 11/1/41	48,890	52,306
4.5% 11/1/19 to 8/1/56	95,274,286	101,663,465
5% 12/1/19 to 8/1/56	35,499,103	38,528,766
5.253% 8/1/41	627,831	689,134
5.5% 10/1/21 to 5/1/44	30,054,666	33,147,852
6% 7/1/19 to 1/1/42	23,781,965	27,033,536
6.5% 3/1/22 to 8/1/39	5,107,497	5,760,162
6.536% 2/1/39	771,189	838,431
7% 9/1/21 to 7/1/37	922,042	1,033,093
7.5% 2/1/22 to 2/1/32	687,123	781,831
8% 8/1/29 to 3/1/37	4,586	5,447
9.5% 9/1/21	87	89

TOTAL FANNIE MAE		1,764,617,369

Freddie Mac - 6.6%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (b)(c)	14,888	15,390
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (b)(c)	39,982	41,471
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (b)(c)	35,218	36,712
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (b)(c)	10,390	10,797
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (b)(c)	127,478	132,283
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (b)(c)	628,877	653,844
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (b)(c)	241,270	250,503
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	13,703	14,380
12 month U.S. LIBOR + 1.800% 4.585% 5/1/35 (b)(c)	132,619	139,634
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (b)(c)	13,636	14,391
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (b)(c)	19,607	20,420
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(c)	18,411	19,235
12 month U.S. LIBOR + 1.884% 4.681% 10/1/42 (b)(c)	112,386	116,918
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	19,047	19,865
12 month U.S. LIBOR + 1.910% 4.721% 6/1/41 (b)(c)	41,984	43,832
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	31,499	33,144
12 month U.S. LIBOR + 1.910% 4.806% 5/1/41 (b)(c)	48,415	50,479
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	7,794	8,215
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (b)(c)	39,313	41,466
12 month U.S. LIBOR + 2.045% 4.811% 7/1/36 (b)(c)	21,755	22,815
12 month U.S. LIBOR + 2.072% 5% 3/1/33 (b)(c)	608	636
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (b)(c)	33,564	35,298
6 month U.S. LIBOR + 1.125% 3.924% 8/1/37 (b)(c)	12,939	13,225
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (b)(c)	14,083	14,549
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (b)(c)	3,727	3,869
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (b)(c)	52,103	54,115
6 month U.S. LIBOR + 1.655% 4.396% 4/1/35 (b)(c)	181,953	189,237
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (b)(c)	19,957	20,815
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (b)(c)	5,183	5,424
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (b)(c)	57,787	60,421
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (b)(c)	35,096	36,678
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (b)(c)	10,204	10,686
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (b)(c)	15,317	16,039
6 month U.S. LIBOR + 2.275% 5.006% 10/1/35 (b)(c)	59,125	61,614
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.578% 6/1/33 (b)(c)	49,662	52,221
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.952% 1/1/35 (b)(c)	14,502	15,275
U.S. TREASURY 1 YEAR INDEX + 2.282% 4.821% 6/1/33 (b)(c)	101,826	106,834
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.859% 3/1/35 (b)(c)	197,566	207,180
2.5% 6/1/30 to 7/1/34	113,796,526	114,671,009
3% 6/1/31 to 1/1/47	198,702,413	202,494,128
3.5% 10/1/26 to 5/1/49	326,044,474	338,442,969
3.5% 8/1/47	23,502,117	24,322,306
4% 6/1/33 to 6/1/48	207,661,880	218,477,049
4% 4/1/48	318,457	330,742
4.5% 6/1/25 to 12/1/48	67,734,837	72,312,732
5% 6/1/20 to 7/1/41	16,879,940	18,412,606
5.5% 10/1/19 to 6/1/41	15,459,396	17,296,855
6% 10/1/21 to 12/1/37	1,067,743	1,211,408
6.5% 9/1/21 to 9/1/39	1,795,174	2,057,968
7% 6/1/21 to 9/1/36	297,138	339,945
7.5% 4/1/22 to 6/1/32	213,929	241,011
8% 7/1/24 to 4/1/32	19,571	22,199
8.5% 6/1/20 to 1/1/28	7,822	8,713
9% 10/1/20	1	1

TOTAL FREDDIE MAC		1,013,231,551

Ginnie Mae - 8.4%
3.5% 11/15/40 to 6/20/49	302,957,984	314,539,620
4% 7/15/39 to 4/20/48 (d)	184,281,763	194,017,910
4.5% 6/20/33 to 11/20/47 (d)	96,241,207	102,071,148
5.5% 7/15/33 to 9/15/39	1,379,513	1,535,991
6% 10/15/30 to 5/15/40	912,254	1,041,856
7% 11/15/22 to 3/15/33	1,601,212	1,827,819
7.5% 11/15/21 to 9/15/31	355,824	390,366
8% 11/15/21 to 11/15/29	54,508	59,630
8.5% 10/15/21 to 11/15/31	51,862	60,088
9% 10/15/19 to 1/15/23	72	77
9.5% 12/15/20 to 3/15/23	28	29
3% 5/15/42 to 6/20/48	239,179,191	244,664,458
3% 7/1/49 (d)	32,500,000	33,198,565
3% 7/1/49 (d)	38,600,000	39,429,680
3% 7/1/49 (d)	31,600,000	32,279,220
3% 7/1/49 (d)	44,975,000	45,941,706
3% 7/1/49 (d)	17,900,000	18,284,748
3% 7/1/49 (d)	28,600,000	29,214,737
3% 7/1/49 (d)	5,250,000	5,362,845
3.5% 7/1/49 (d)	29,500,000	30,469,270
3.5% 7/1/49 (d)	28,950,000	29,901,199
3.5% 7/1/49 (d)	9,950,000	10,276,923
3.5% 7/1/49 (d)	22,100,000	22,826,131
3.5% 7/1/49 (d)	36,600,000	37,802,552
3.5% 7/1/49 (d)	51,400,000	53,088,829
3.5% 7/1/49 (d)	9,950,000	10,276,923
3.5% 7/1/49 (d)	2,025,000	2,091,535
4% 7/1/49 (d)	4,750,000	4,924,192
4% 7/1/49 (d)	4,750,000	4,924,192
5% 12/15/32 to 9/15/41	9,738,805	10,667,298
6.5% 3/20/31 to 6/15/37	93,919	108,301

TOTAL GINNIE MAE		1,281,277,838

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,013,363,953)		4,059,126,758

Asset-Backed Securities - 2.3%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$11,134,139	$11,171,719
Series 2019-1 Class A, 3.844% 5/15/39 (a)	11,854,000	11,859,192
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (a)(b)(c)	17,332,000	17,332,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	23,339,562	24,045,731
Class AA, 2.487% 12/16/41 (a)	4,849,823	4,812,374
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.4206% 5/25/29 (b)(c)	1,061,804	1,066,012
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (b)(c)	1,641,713	1,648,106
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	18,175,983	18,437,590
Class B, 5.095% 4/15/39 (a)	6,234,664	6,284,573
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	17,534,842	17,680,137
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (a)(b)(c)	8,993,000	9,013,117
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (b)(c)	2,479,730	2,476,559
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6544% 3/25/32 (b)(c)	16,339	17,165
Series 2004-7 Class AF5, 4.7207% 1/25/35	218,107	217,818
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	8,783,245	8,919,034
Class A2II, 4.03% 11/20/47 (a)	14,827,205	15,093,353
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (a)(b)(c)	21,811,000	21,870,304
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	14,717,000	14,709,642
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2294% 3/25/34 (b)(c)	2,563	2,399
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.6306% 11/25/26(a)(b)(c)	2,570,631	2,565,747
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.6806% 5/25/26 (b)(c)	2,494,453	2,489,989
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.5743% 11/15/34 (a)(b)(c)	153,611	151,160
Class B, 1 month U.S. LIBOR + 0.280% 2.6743% 11/15/34 (a)(b)(c)	55,553	54,602
Class C, 1 month U.S. LIBOR + 0.380% 2.7743% 11/15/34 (a)(b)(c)	92,185	88,147
Class D, 1 month U.S. LIBOR + 0.750% 3.1443% 11/15/34 (a)(b)(c)	35,140	33,270
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,015,311	5,965,552
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	7,849,910	8,138,372
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)(d)	8,000,000	7,999,964
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.125% 3.5294% 7/25/33 (b)(c)	1,437,451	1,442,742
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.6586% 1/20/29 (a)(b)(c)	7,048,000	7,048,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (a)(b)(c)(d)	17,323,000	17,323,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	16,476,000	16,476,247
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0044% 7/26/66 (a)(b)(c)	1,018,000	1,020,189
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9144% 9/25/35 (b)(c)	1,139,980	1,135,682
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (a)(b)(c)	17,322,000	17,322,000
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6494% 1/25/36 (b)(c)	1,120,293	1,126,758
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)(d)	14,478,000	14,477,957
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8803% 12/15/27 (a)(b)(c)	3,013,804	3,016,137
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2644% 9/25/34 (b)(c)	35,026	34,324
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	18,378,696	18,763,642
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (a)(b)(c)(h)	1,467,000	1,086,060
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (a)(b)	18,399,000	18,438,687
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.27% 7/20/32 (a)(b)(c)(d)	18,006,000	18,006,000
TOTAL ASSET-BACKED SECURITIES
(Cost $348,871,764)		350,861,053

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9644% 1/25/35 (b)(c)	70,866	70,620
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.5998% 2/25/37 (b)(c)	119,454	118,958
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6944% 7/25/35 (b)(c)	261,263	261,313
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	17,359	17,079
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0444% 9/25/43 (b)(c)	806,780	815,181

TOTAL PRIVATE SPONSOR		1,283,151

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2044% 2/25/32 (b)(c)	6,347	6,423
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.3818% 3/18/32 (b)(c)	11,691	11,916
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4044% 4/25/32 (b)(c)	13,670	13,902
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4044% 10/25/32 (b)(c)	17,686	17,988
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1544% 1/25/32 (b)(c)	6,567	6,636
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6956% 12/25/33 (b)(i)(j)	211,297	51,940
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2756% 11/25/36 (b)(i)(j)	155,699	28,400
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.7044% 1/25/43 (b)(c)	1,685,992	1,674,994
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.7544% 5/25/47 (b)(c)	4,064,642	4,016,295
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.7044% 5/25/48 (b)(c)	2,418,614	2,384,401
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.7044% 6/25/48 (b)(c)	11,504,856	11,344,764
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	5,256	5,470
Series 1993-207 Class H, 6.5% 11/25/23	77,793	82,890
Series 1996-28 Class PK, 6.5% 7/25/25	26,458	28,271
Series 1999-17 Class PG, 6% 4/25/29	94,292	102,857
Series 1999-32 Class PL, 6% 7/25/29	89,103	97,834
Series 1999-33 Class PK, 6% 7/25/29	65,893	71,814
Series 1999-54 Class PH, 6.5% 11/18/29	548,913	568,747
Series 1999-57 Class PH, 6.5% 12/25/29	686,657	772,583
Series 2001-52 Class YZ, 6.5% 10/25/31	8,273	9,454
Series 2003-28 Class KG, 5.5% 4/25/23	45,095	46,687
Series 2005-102 Class CO 11/25/35 (k)	49,135	44,590
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.2986% 8/25/35 (b)(j)	14,542	18,146
Series 2005-81 Class PC, 5.5% 9/25/35	126,825	139,612
Series 2006-12 Class BO 10/25/35 (k)	217,533	197,003
Series 2006-37 Class OW 5/25/36 (k)	20,763	18,511
Series 2006-45 Class OP 6/25/36 (k)	71,264	63,450
Series 2006-62 Class KP 4/25/36 (k)	120,220	107,757
Series 2012-149:
Class DA, 1.75% 1/25/43	347,301	341,715
Class GA, 1.75% 6/25/42	358,233	352,234
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	19,853	22,422
Series 1999-25 Class Z, 6% 6/25/29	73,376	81,566
Series 2001-20 Class Z, 6% 5/25/31	99,619	109,202
Series 2001-31 Class ZC, 6.5% 7/25/31	55,270	62,377
Series 2002-16 Class ZD, 6.5% 4/25/32	30,279	34,673
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1456% 11/25/32 (b)(i)(j)	125,998	17,883
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	281,453	24,009
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.2356% 12/25/36 (b)(i)(j)	106,947	23,805
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.0356% 5/25/37 (b)(i)(j)	62,162	12,012
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.9989% 9/25/23 (b)(j)	3,650	4,309
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6956% 3/25/33 (b)(i)(j)	15,553	3,187
Series 2005-72 Class ZC, 5.5% 8/25/35	840,225	911,718
Series 2005-79 Class ZC, 5.9% 9/25/35	416,871	472,817
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.1937% 6/25/37 (b)(j)	51,274	102,190
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.1737% 7/25/37 (b)(j)	77,991	154,384
Class SB, 39.600% - 1 month U.S. LIBOR 25.1737% 7/25/37 (b)(j)	29,175	50,756
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9456% 3/25/38 (b)(i)(j)	412,677	73,505
Series 2009-76 Class MI, 5.5% 9/25/24 (i)	52	0
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	4,970	31
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	3,561	9
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.9556% 6/25/21 (b)(i)(j)	1,154	16
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6456% 12/25/40 (b)(i)(j)	384,394	64,022
Class ZA, 4.5% 12/25/40	240,364	262,979
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	296,808	23,064
Series 2010-150 Class ZC, 4.75% 1/25/41	1,568,568	1,745,164
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	1,529	15
Series 2010-95 Class ZC, 5% 9/25/40	3,287,882	3,678,548
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	40,270	827
Series 2011-39 Class ZA, 6% 11/25/32	275,444	311,854
Series 2011-4 Class PZ, 5% 2/25/41	647,528	740,093
Series 2011-67 Class AI, 4% 7/25/26 (i)	94,003	7,026
Series 2011-83 Class DI, 6% 9/25/26 (i)	92,463	5,726
Series 2012-100 Class WI, 3% 9/25/27 (i)	1,330,506	108,839
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2456% 12/25/30 (b)(i)(j)	461,228	47,024
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1456% 6/25/41 (b)(i)(j)	632,344	76,569
Series 2013-133 Class IB, 3% 4/25/32 (i)	912,276	67,287
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6456% 1/25/44 (b)(i)(j)	426,406	68,403
Series 2013-51 Class GI, 3% 10/25/32 (i)	304,312	26,444
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.3156% 6/25/35 (b)(i)(j)	321,039	61,424
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,789,840	371,666
Series 2015-70 Class JC, 3% 10/25/45	1,918,653	1,968,725
Series 2017-30 Class AI, 5.5% 5/25/47	895,696	184,286
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	60,505	12,636
Series 343 Class 16, 5.5% 5/25/34 (i)	52,147	9,632
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	35,181	7,837
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	23,824	4,380
Class 13, 6% 3/25/34 (i)	31,876	6,480
Series 359 Class 19, 6% 7/25/35 (b)(i)	19,949	4,198
Series 384 Class 6, 5% 7/25/37 (i)	251,294	45,552
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.1943% 1/15/32 (b)(c)	5,231	5,294
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.2943% 3/15/32 (b)(c)	7,349	7,457
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.3943% 3/15/32 (b)(c)	7,242	7,365
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.2943% 6/15/31 (b)(c)	13,280	13,468
Class FG, 1 month U.S. LIBOR + 0.900% 3.2943% 3/15/32 (b)(c)	4,049	4,109
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.7443% 8/15/47 (b)(c)	2,062,216	2,036,820
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.6443% 5/15/37 (b)(c)	304,314	302,278
planned amortization class:
Series 2006-15 Class OP 3/25/36 (k)	213,706	192,185
Series 2095 Class PE, 6% 11/15/28	109,100	118,964
Series 2101 Class PD, 6% 11/15/28	8,649	9,448
Series 2121 Class MG, 6% 2/15/29	43,317	47,412
Series 2131 Class BG, 6% 3/15/29	303,134	331,298
Series 2137 Class PG, 6% 3/15/29	45,597	50,047
Series 2154 Class PT, 6% 5/15/29	76,288	84,126
Series 2162 Class PH, 6% 6/15/29	16,764	18,239
Series 2520 Class BE, 6% 11/15/32	106,687	119,121
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.2058% 3/15/23 (b)(i)(j)	2,629	94
Series 2693 Class MD, 5.5% 10/15/33	271,655	302,907
Series 2802 Class OB, 6% 5/15/34	148,348	160,339
Series 2962 Class BE, 4.5% 4/15/20	27,021	27,150
Series 3002 Class NE, 5% 7/15/35	297,825	319,472
Series 3110 Class OP 9/15/35 (k)	124,990	117,267
Series 3119 Class PO 2/15/36 (k)	259,451	231,679
Series 3121 Class KO 3/15/36 (k)	43,290	38,956
Series 3123 Class LO 3/15/36 (k)	144,135	128,902
Series 3145 Class GO 4/15/36 (k)	140,509	126,080
Series 3189 Class PD, 6% 7/15/36	243,173	279,413
Series 3225 Class EO 10/15/36 (k)	77,472	69,216
Series 3258 Class PM, 5.5% 12/15/36	125,044	135,485
Series 3415 Class PC, 5% 12/15/37	96,513	105,028
Series 3786 Class HI, 4% 3/15/38 (i)	249,297	12,135
Series 3806 Class UP, 4.5% 2/15/41	781,987	835,142
Series 3832 Class PE, 5% 3/15/41	963,000	1,049,361
Series 4135 Class AB, 1.75% 6/15/42	268,509	264,287
Series 4765 Class PE, 3% 12/15/41	1,357,289	1,372,967
sequential payer:
Series 2135 Class JE, 6% 3/15/29	20,060	22,087
Series 2274 Class ZM, 6.5% 1/15/31	25,901	29,158
Series 2281 Class ZB, 6% 3/15/30	58,685	63,572
Series 2303 Class ZV, 6% 4/15/31	25,494	27,955
Series 2357 Class ZB, 6.5% 9/15/31	198,266	226,525
Series 2502 Class ZC, 6% 9/15/32	49,694	55,410
Series 2519 Class ZD, 5.5% 11/15/32	76,640	84,189
Series 2546 Class MJ, 5.5% 3/15/23	27,433	28,393
Series 2601 Class TB, 5.5% 4/15/23	13,198	13,803
Series 2998 Class LY, 5.5% 7/15/25	45,154	47,709
Series 3871 Class KB, 5.5% 6/15/41	1,334,802	1,530,621
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.2058% 2/15/36 (b)(i)(j)	82,462	17,122
Series 2013-4281 Class AI, 4% 12/15/28 (i)	887,913	61,388
Series 2017-4683 Class LM, 3% 5/15/47	2,268,458	2,290,914
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 31.2374% 8/15/24 (b)(j)	1,224	1,548
Class SD, 86.400% - 1 month U.S. LIBOR 55.3247% 8/15/24 (b)(j)	1,799	2,700
Series 2933 Class ZM, 5.75% 2/15/35	890,220	1,030,565
Series 2935 Class ZK, 5.5% 2/15/35	911,758	1,010,834
Series 2947 Class XZ, 6% 3/15/35	379,874	426,626
Series 2996 Class ZD, 5.5% 6/15/35	644,972	739,033
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1958% 10/15/35 (b)(i)(j)	128,396	25,682
Series 3237 Class C, 5.5% 11/15/36	996,678	1,123,195
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.2658% 11/15/36 (b)(i)(j)	324,965	65,833
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.3558% 3/15/37 (b)(i)(j)	466,732	99,244
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.3658% 4/15/37 (b)(i)(j)	677,300	147,743
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.1858% 6/15/37 (b)(i)(j)	241,158	44,323
Series 3949 Class MK, 4.5% 10/15/34	211,083	223,027
Series 4055 Class BI, 3.5% 5/15/31 (i)	841,354	67,772
Series 4149 Class IO, 3% 1/15/33 (i)	138,200	16,130
Series 4314 Class AI, 5% 3/15/34 (i)	270,981	23,509
Series 4427 Class LI, 3.5% 2/15/34 (i)	1,478,092	150,337
Series 4471 Class PA 4% 12/15/40	1,973,673	2,031,877
target amortization class Series 2156 Class TC, 6.25% 5/15/29	54,397	58,131
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/24 (b)(c)	19,015	19,150
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	42,410	46,247
Series 2056 Class Z, 6% 5/15/28	77,765	84,796
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.6943% 5/15/48 (b)(c)	7,387,129	7,271,543
Series 4386 Class AZ, 4.5% 11/15/40	2,378,126	2,532,251
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	21,266,842	22,049,109
Series 2018-4 Class MA, 3.5% 3/25/58	7,867,808	8,147,406
Series 2019-1 Class MA, 3.5% 7/25/58	13,554,109	14,013,328
Series 2018-3 Class M55D, 4% 8/25/57	905,205	949,097
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2958% 6/16/37 (b)(i)(j)	141,127	29,154
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.9781% 3/20/60 (b)(c)(l)	1,826,721	1,829,578
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.7581% 7/20/60 (b)(c)(l)	214,587	213,666
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7671% 9/20/60 (b)(c)(l)	258,969	257,742
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7671% 8/20/60 (b)(c)(l)	300,815	299,424
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8471% 12/20/60 (b)(c)(l)	552,048	550,513
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 12/20/60 (b)(c)(l)	803,903	804,272
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 2/20/61 (b)(c)(l)	1,617,551	1,618,242
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9571% 2/20/61 (b)(c)(l)	2,104,118	2,104,658
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 4/20/61 (b)(c)(l)	701,747	702,067
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9671% 5/20/61 (b)(c)(l)	898,687	899,133
Class FC, 1 month U.S. LIBOR + 0.500% 2.9671% 5/20/61 (b)(c)(l)	796,251	796,623
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.9971% 6/20/61 (b)(c)(l)	984,809	985,895
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.0171% 9/20/61 (b)(c)(l)	2,280,104	2,284,045
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0671% 10/20/61 (b)(c)(l)	1,107,510	1,110,573
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1671% 11/20/61 (b)(c)(l)	982,265	987,327
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1671% 1/20/62 (b)(c)(l)	643,188	646,349
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0971% 1/20/62 (b)(c)(l)	925,351	928,614
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0971% 3/20/62 (b)(c)(l)	564,213	564,958
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1171% 5/20/61 (b)(c)(l)	53,083	53,217
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.9971% 7/20/60 (b)(c)(l)	397,449	397,540
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.0671% 1/20/64 (b)(c)(l)	935,430	937,818
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.0671% 12/20/63 (b)(c)(l)	2,837,954	2,846,449
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.9671% 6/20/64 (b)(c)(l)	805,712	806,097
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.7671% 3/20/65 (b)(c)(l)	33,620	33,515
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7471% 5/20/63 (b)(c)(l)	227,723	227,495
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6671% 4/20/63 (b)(c)(l)	292,159	291,582
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8671% 12/20/62 (b)(c)(l)	510,540	510,309
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6329% 10/20/47 (b)(c)	2,051,405	2,015,557
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.7329% 11/20/48 (b)(c)	6,259,629	6,262,265
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.6829% 5/20/48 (b)(c)	2,573,478	2,542,410
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.6829% 6/20/48 (b)(c)	2,944,641	2,903,569
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.6829% 6/20/48 (b)(c)	3,629,780	3,586,098
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	50,593	57,554
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2342% 12/20/40 (b)(j)	1,632,000	1,902,271
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	203,648	18,568
Series 2017-134 Class BA, 2.5% 11/20/46	366,513	368,720
Series 2017-153 Class GA, 3% 9/20/47	3,682,942	3,736,311
Series 2017-182 Class KA, 3% 10/20/47	3,413,614	3,460,763
Series 2018-13 Class Q, 3% 4/20/47	4,373,476	4,434,037
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	435,565	476,187
Series 2010-160 Class DY, 4% 12/20/40	3,922,409	4,231,428
Series 2010-170 Class B, 4% 12/20/40	882,029	951,548
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	2,700,196	2,683,670
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9671% 9/20/62 (b)(c)(l)	3,333,969	3,334,663
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1171% 11/20/65 (b)(c)(l)	315,867	316,190
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1058% 5/16/34 (b)(i)(j)	79,340	14,087
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8058% 8/17/34 (b)(i)(j)	90,836	19,333
Series 2010-116 Class QB, 4% 9/16/40	283,425	294,668
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5558% 2/16/40 (b)(i)(j)	574,338	87,574
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.7581% 5/20/60 (b)(c)(l)	706,889	704,033
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7171% 7/20/41 (b)(i)(j)	363,264	63,475
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3058% 6/16/42 (b)(i)(j)	291,851	55,991
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4895% 4/20/39 (b)(j)	373,610	383,927
Class ST, 8.800% - 1 month U.S. LIBOR 5.6228% 8/20/39 (b)(j)	1,273,642	1,319,571
Series 2013-149 Class MA, 2.5% 5/20/40	4,625,410	4,666,724
Series 2014-2 Class BA, 3% 1/20/44	6,194,241	6,376,996
Series 2014-21 Class HA, 3% 2/20/44	2,840,158	2,928,469
Series 2014-25 Class HC, 3% 2/20/44	4,245,078	4,386,209
Series 2014-5 Class A, 3% 1/20/44	3,788,848	3,900,456
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	3,711,422	3,706,245
Series 2015-H17:
Class GZ, 4.3138% 5/20/65 (b)(l)	190,167	197,133
Class HA, 2.5% 5/20/65 (l)	1,851,165	1,848,648
Series 2015-H21 Class HA, 2.5% 6/20/63 (l)	56,753	56,653
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.93% 5/20/66 (b)(c)(l)	6,003,324	6,033,021
Series 2017-186 Class HK, 3% 11/16/45	3,650,401	3,684,847
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.78% 8/20/66 (b)(c)(l)	6,279,457	6,294,056

TOTAL U.S. GOVERNMENT AGENCY		224,543,028

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $222,860,743)		225,826,179

Commercial Mortgage Securities - 1.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8339% 2/14/43 (b)(i)	43,273	146
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(i)	358,507	14,048
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(h)(i)	8,665,158	1
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	19,061,000	21,355,161
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0193% 9/15/37 (a)(b)(c)	5,359,029	5,303,315
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1943% 11/15/35 (a)(b)(c)	6,377,607	6,401,552
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.74% 4/15/34 (a)(b)(c)	9,127,000	9,144,133
Class C, 1 month U.S. LIBOR + 1.600% 4.04% 4/15/34 (a)(b)(c)	6,034,000	6,049,110
Class D, 1 month U.S. LIBOR + 1.900% 4.34% 4/15/34 (a)(b)(c)	6,335,000	6,354,836
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.44% 4/15/34 (a)(b)(c)	15,100,000	15,118,954
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	7,411,000	7,465,560
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.52% 6/15/34 (a)(b)(c)	21,840,000	21,840,000
Class B, 1 month U.S. LIBOR + 1.400% 3.9% 6/15/34 (a)(b)(c)	4,300,000	4,300,000
Class C, 4.05% 6/15/34 (a)	4,857,000	4,857,000
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	9,102,000	10,320,028
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	10,606,000	11,236,473
Class B, 4.5349% 4/15/36 (a)	3,269,000	3,457,986
Class C, 4.9414% 4/15/36 (a)(b)	2,189,000	2,297,134
Class D, 4.9414% 4/15/36 (a)(b)	4,376,000	4,511,363
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	7,477,000	8,388,119
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	6,772,628	6,921,414
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	4,997,000	5,272,755
Series K072 Class A2, 3.444% 12/25/27	1,231,000	1,322,571
Series K073 Class A2, 3.35% 1/25/28	9,377,000	10,003,315
Series K155 Class A1, 3.75% 11/25/29	315,492	340,714
Series K084 Class A2, 3.78% 10/25/28	4,162,000	4,584,607
Series K734 Class A2, 3.208% 2/25/26	3,357,000	3,530,451
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	10,585,000	11,701,805
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	2,001,000	2,127,091
Class DFX, 5.3503% 7/5/33 (a)	3,078,000	3,279,199
Class EFX, 5.5422% 7/5/33 (a)	4,212,000	4,466,499
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	29,904,000	33,612,422
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	10,568,979	10,549,562
Class B, 4.181% 11/15/34 (a)	4,454,000	4,467,231
Class C, 5.205% 11/15/34 (a)	3,123,750	3,162,715
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.4943% 3/15/36 (a)(b)(c)	14,466,000	14,520,201
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	18,941,000	21,235,113
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $281,446,871)		289,512,584

Municipal Securities - 0.9%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$1,095,000	$1,655,629
7.5% 4/1/34	7,195,000	10,860,133
7.55% 4/1/39	10,865,000	17,200,599
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	790,000	807,214
Series 2010 C1, 7.781% 1/1/35	4,620,000	5,628,823
6.05% 1/1/29	310,000	329,753
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	11,585,455	12,126,032
Series 2010-1, 6.63% 2/1/35	26,645,000	30,733,142
Series 2010-3:
6.725% 4/1/35	27,650,000	31,954,552
7.35% 7/1/35	12,610,000	14,870,090
Series 2010-5, 6.2% 7/1/21	3,411,000	3,517,389
Series 2013:
3.6% 12/1/19	4,360,000	4,370,976
4% 12/1/20	6,040,000	6,137,365
TOTAL MUNICIPAL SECURITIES
(Cost $133,854,403)		140,191,697

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $15,607,299)	$15,661,000	$16,444,050

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	17,714,000	17,898,633
Discover Bank:
(Delaware) 3.2% 8/9/21	$21,410,000	$21,720,804
3.1% 6/4/20	19,359,000	19,451,648
4.682% 8/9/28 (b)	7,626,000	7,902,519
8.7% 11/18/19	1,692,000	1,729,487
KeyBank NA:
2.25% 3/16/20	20,000,000	19,986,511
6.95% 2/1/28	850,000	1,065,217
PNC Bank NA 2.3% 6/1/20	3,650,000	3,651,775
Synchrony Bank 3.65% 5/24/21	12,674,000	12,880,956
TOTAL BANK NOTES
(Cost $105,152,253)		106,287,550
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 2.42% (m)
(Cost $982,828,454)	982,636,150	982,832,677
	Maturity Amount	Value

Repurchase Agreements - 3.5%
Investments in repurchase agreements in a joint trading account at 2.64%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations) #(n)
(Cost $536,662,000)	536,780,066	536,662,000
TOTAL INVESTMENT IN SECURITIES - 108.7%
(Cost $16,236,636,564)		16,621,666,478
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(1,325,436,982)
NET ASSETS - 100%		$15,296,229,496

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 7/1/34	$(40,100,000)	$(40,360,895)
2.5% 7/1/34	(24,000,000)	(24,156,146)
2.5% 7/1/34	(26,950,000)	(27,125,339)
2.5% 7/1/34	(21,950,000)	(22,092,809)
2.5% 7/1/34	(12,000,000)	(12,078,073)
2.5% 7/1/34	(18,150,000)	(18,268,086)
2.5% 7/1/34	(10,400,000)	(10,467,663)
2.5% 7/1/34	(12,475,000)	(12,556,164)
2.5% 7/1/34	(10,400,000)	(10,467,663)
3% 7/1/34	(17,675,000)	(18,017,025)
3% 7/1/34	(12,475,000)	(12,716,401)
3% 7/1/34	(1,675,000)	(1,707,413)
3% 7/1/34	(17,650,000)	(17,991,542)
3% 7/1/49	(24,850,000)	(25,055,741)
3% 7/1/49	(5,175,000)	(5,217,845)
3% 7/1/49	(10,375,000)	(10,460,898)
3% 7/1/49	(15,550,000)	(15,678,743)
3% 7/1/49	(24,850,000)	(25,055,741)
3.5% 7/1/34	(3,800,000)	(3,921,492)
3.5% 7/1/49	(22,100,000)	(22,592,485)
3.5% 7/1/49	(32,375,000)	(33,096,457)
3.5% 7/1/49	(46,700,000)	(47,740,681)
4% 7/1/49	(200,000)	(206,691)
4% 7/1/49	(200,000)	(206,691)

TOTAL FANNIE MAE		(417,238,684)

Ginnie Mae
3% 7/1/49	(30,250,000)	(30,900,203)
3% 7/1/49	(30,250,000)	(30,900,203)
3% 7/1/49	(18,550,000)	(18,948,719)
3% 7/1/49	(5,250,000)	(5,362,845)
3% 7/1/49	(5,250,000)	(5,362,845)
3.5% 7/1/49	(22,100,000)	(22,826,131)
3.5% 7/1/49	(12,400,000)	(12,807,422)
3.5% 7/1/49	(11,975,000)	(12,368,458)
3.5% 7/1/49	(38,725,000)	(39,997,372)
3.5% 7/1/49	(7,200,000)	(7,436,568)
3.5% 7/1/49	(9,950,000)	(10,276,923)
3.5% 7/1/49	(2,025,000)	(2,091,535)
4% 7/1/49	(4,750,000)	(4,924,192)
4% 7/1/49	(4,750,000)	(4,924,192)

TOTAL GINNIE MAE		(209,127,608)

TOTAL TBA SALE COMMITMENTS
(Proceeds $625,450,015)		$(626,366,292)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ba2	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$8,098	$383	$0	$383

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,088,239,872 or 7.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,967.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $338,992.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,325,724
Total	$4,325,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$536,662,000 due 7/01/19 at 2.64%
J.P. Morgan Securities, Inc.	$536,662,000
$536,662,000

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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